Stockholders’ Equity (Deficit) (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 13, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized		2,000,000		2,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock authorized		300,000,000		300,000,000
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common stock, voting rights		one
Common stock, shares issued		87,100,341		69,800,000
Common stock, shares outstanding		87,100,341		69,800,000
Converted basis, percentage				20.00%
Share price (in Dollars per share)		$ 0.55		$ 18
Proceeds from Issuance of Private Placement (in Dollars)	$ 3,850,000	$ (262,064)
Other expenses (in Dollars)	522,867
Issuance of warrants (in Dollars)	260,803
Prefund purchase price (in Dollars per share)		$ 0.0001
Sale of units		Each Unit consists of (i) one share of Solidion Common Stock, (ii) two Series C Warrants (“Series C Warrants”) each to purchase one share of Common Stock, and (iii) one Series B warrant (“Series D Warrants”) to purchase such number of shares of Common Stock as determined on the reset date (as defined in the Subscription Agreement), and in accordance with the terms therein.
Warrant [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding				11,580,000
Public warrants, term				5 years
Private Warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding				5,405,000
Public warrants [Member]
Stockholders’ Equity (Deficit) [Line Items]
Warrants outstanding				6,175,000
Redemption of warrant price per share (in Dollars per share)				$ 0.01
Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Proceeds from Issuance of Private Placement (in Dollars)					$ 5,405,000
Class A Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding				123,500	123,500
Redemption of warrant common stock equal or exceed price per share (in Dollars per share)				$ 18
Class A Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized				100,000,000	100,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock, voting rights				one
Common stock, shares outstanding				2,293,741	12,350,000
Common stock, shares issued				123,500	123,500
Common stock, shares outstanding				123,500	123,500
Class A Common Stock [Member] | Equity [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued				123,500	123,500
Class A Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding				2,293,741	12,350,000
Class B Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock authorized				10,000,000	10,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Common stock, voting rights				one
Common stock, shares issued				3,087,500	3,087,500
Common stock, shares outstanding				3,087,500	3,087,500
Class B Common Stock [Member] | Founder Shares [Member]
Stockholders’ Equity (Deficit) [Line Items]
Founder shares, percentage				20.00%
Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding		87,100,341
Over-Allotment Option [Member]
Stockholders’ Equity (Deficit) [Line Items]
Shares subject to forfeiture				75,000
Over-Allotment Option [Member] | Class B Common Stock [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares outstanding				3,087,500
Shares subject to forfeiture				412,500
Over-Allotment Option [Member] | Class B Common Stock [Member] | Previously Reported [Member]
Stockholders’ Equity (Deficit) [Line Items]
Common stock, shares issued				3,087,500	3,087,500
Common stock, shares outstanding					3,087,500
Private Placement [Member]
Stockholders’ Equity (Deficit) [Line Items]
Share price (in Dollars per share)		$ 0.75
Issuance of private placement common stock (in Dollars)	$ 262,064
Prefunded units		5,133,332
Prefund purchase price (in Dollars per share)		$ 0.75